Other (Income) Expense	12 Months Ended
Dec. 31, 2020
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Other (Income) Expense
8.	Other (Income) Expense

		Years Ended December 31

(in thousands)	Note	2020	2019

Interest income		$(229)	$(816)

Dividends received from equity investments designated as FVTOCI ¹ relating to investments held at the end of the reporting period	15	-	(59)

Foreign exchange loss		152	1,028

Gain on disposal of mineral royalty interest	13	-	(2,929)

Net (gain) loss arising on financial assets mandatorily measured at FVTPL ²

(Gain) loss on fair value adjustment of share purchase warrants held	15	(338)	16

(Gain) loss on fair value adjustment of convertible notes receivable	14	(1,899)	1,043

Other		144	1,443

Total other (income) expense		$(2,170)	$(274)

1)	FVTOCI refers to Fair Value Through Other Comprehensive Income.
2)	FVTPL refers to Fair Value Through Profit or Loss.